Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and contingencies [Abstract]
Future Minimum Contractual Lease Payments
The following table sets forth the Company’s future minimum contracted lease payments (gross of charterers’ commissions), based on vessels’ commitments to non-cancelable fixed time charter contracts as of June 30, 2021. The calculation does not include any assumed off-hire days.

Twelve-month period ending June 30,	Amount
2022	$25,815,300
Total	$25,815,300